Annual Total Returns- JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares) [BarChart] - Class 1 Shares - JPMorgan Insurance Trust Core Bond Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.46%	5.33%	(1.47%)	4.92%	1.12%	2.12%	3.57%	0.05%	8.18%	7.84%